Basis of Preparation	12 Months Ended
Dec. 31, 2021
Disclosure of basis of preparation of financial statements [Abstract]
Basis of Preparation	Basis of Preparation
These financial statements consolidate those of the Company and its subsidiaries (together referred to as the “Group”).
The Group financial statements have been prepared on the historical cost basis and approved by the Directors in accordance with International Financial Reporting Standards as issued by the International Accounting Standards Board. These Consolidated Financial Statements were authorized for issue on March 30, 2022.
The accounting policies set out below have, unless otherwise stated, been applied consistently to all periods presented in these Group financial statements.
Judgements made by the directors, in the application of these accounting policies that have significant effect on the financial statements and estimates with a significant risk of material adjustment in the next year, are discussed in Note 3.
Going Concern
At December 31, 2021, the Group incurred a loss for the year of $374.5 million (2020: loss of $188.0 million, 2019: loss of $140.3 million), which includes a Recapitalization transaction expense of $148.7 million, and operating cash outflows of $145.9 million (2020: $143.4 million, 2019: $143.6 million). As of December 31, 2021 the Group had a net asset position of $165.3 million (2020: $48.4 million). At December 31, 2021, the Group had cash and cash equivalents of $262.6 million (2020: $101.8 million). The Group has financed its operations principally through issuances of debt and equity securities and has a strong record of fundraising, including the closing of the Merger and PIPE Transaction (as defined below) on October 21, 2021 receiving proceeds of $229.3 million (Note 5) and entering into a note subscription agreement for $200.0 million on October 8, 2021 (Note 26). The Group requires significant cash resources to, among other things, fund working capital requirements, increase headcount, make capital expenditures, including those related to product development, and expand our business through acquisitions.

The directors have prepared cash flow forecasts for a period of twelve months from the date of approval of these financial statements which indicate that when combined with additional borrowings we expect to receive at the end of March 2022 (Note 26), we have sufficient liquidity to fund our liabilities as they become due for the next twelve months if we continue with our planned growth strategy.
While there is no assurance that additional funds are available on acceptable terms, the directors believe that they will be successful in raising the additional capital needed to execute our planned growth strategy and to meet working capital and capital expenditure requirements that may fall due after March 2023. Based on this, we believe it remains appropriate to prepare our financial statements on a going concern basis.

However, the above indicates that there are material uncertainties (ability to fund raise further capital) related to events or conditions that may cast significant doubt on the Group’s ability to continue as a going concern and therefore, to continue realizing its assets and discharging its liabilities in the normal course of business.

The financial statements do not include any adjustments that would result from the basis of preparation being inappropriate.

Funding Requirements
As of December 31, 2021, we had a net asset position of $165.3 million (2020: $48.4 million), including cash and cash equivalents of $262.6 million (2020: $101.8 million).

Our directors performed a going concern assessment for a period of twelve months from the date of approval of these financial statements to assess whether conditions exist that raise substantial doubt regarding the Company’s ability to continue as a going concern. This assessment, when combined with additional borrowings we expect to receive at the end of March 2022 (Note 26), indicates we have sufficient liquidity to fund our liabilities as they become due for the next twelve months, but that additional funding is required to provide sufficient funds to meet our liabilities that may fall due beyond March 2023 if we continue with our planned growth strategy.

We believe that we will be successful in raising the additional capital we need to execute our planned growth strategy and to meet our working capital and capital expenditure requirements that may arise after March 2023. Based on this, we believe it remains appropriate to prepare our financial statements on a going concern basis.
Basis of Consolidation
Subsidiaries
Subsidiaries are all entities over which the Group has control. The Group controls an entity when the Group is exposed to, or has rights to, variable returns from its involvement with the entity and has the ability to affect those returns through its power to direct the activities of the entity. To determine whether the Group controls an entity, status of voting or similar rights, contractual arrangements and other specific factors are considered. Subsidiaries are fully consolidated from the date on which control is transferred to the Group. They are deconsolidated from the date on which that control ceases.
Prior to December 31, 2021, the Group held certain rights in the form of purchase options to acquire additional equity interests in entities that it had an existing shareholding in. These rights are assessed as either substantive or protective in nature to conclude whether the Group exercises control over the entity. This assessment requires judgement relating to both the barriers that may prevent, and the extent to which the Group would benefit from, exercise of those rights and determines whether the Group should consolidate the entity.
In addition, the Company consolidates certain professional service corporations (“PCs”) that are owned, directly or indirectly, and operated by appropriately licensed physicians. The Company maintains control of these PCs through contractual arrangements, which can include service agreements, financing agreements, equity transfer restriction agreements, and employment agreements, or a combination thereof, which are primarily established during the formation of the PCs. At inception, the contractual framework established between the Group and the PCs provides the Group with the power to direct the relevant activities in the conduct of the PC’s non-clinical administrative and other non-clinical business activities. The physicians employed by the PC are exclusively in control of, and responsible for, all aspects of the practice of medicine for their patients. In determining whether a particular set of activities and assets is a business, the Group assesses whether the set of assets and activities acquired includes, at a minimum, an input and a substantive process and whether the acquired set has the ability to produce outputs.
Intercompany transactions, balances and unrealized gains on transactions between the Group’s companies are eliminated. Unrealized losses are also eliminated unless the transaction provides evidence of an impairment of the transferred asset.
Accounting policies of subsidiaries have been changed where necessary to ensure consistency with the policies adopted by the Group.
Non-controlling interests in the results and equity of subsidiaries are shown separately in the Consolidated Statement of Profit and Loss and Other Comprehensive Loss, Consolidated Statement of Financial Position and Consolidated Statement of Changes in Equity. Changes in the Group’s interest in a subsidiary that do not result in a loss of control are accounted for as equity transactions.
Associates
Associates are those entities in which the Group has significant influence, but not control, over the financial and operating policies.
Associates are accounted for using the equity method and are initially recognized at cost. The Consolidated Financial Statements include the Group’s share of the total comprehensive income and equity movements of equity accounted investees, from the date that significant influence commences until the date that significant influence ceases. When the Group’s share of losses exceeds its interest in an equity accounted investee, the Group’s carrying amount is reduced to nil and recognition of further losses is discontinued except to the extent that the Group has incurred legal or constructive obligations or has made payments on behalf of an investee.
Reclassifications
During the fourth quarter of 2021, the Group identified and corrected the classification of certain costs related to the below departments during the year ended December 31, 2020.

The reclassifications resulted in the following impact on the Consolidated Statement of Profit and Loss:

	For the Year Ended December 31, 2020
	As previously reported	Adjustment	As reported
	$’000	$’000	$’000
Platform & application expenses	(48,664)	10,527	(38,137)
Research & development expenses	(35,524)	(19,187)	(54,711)
Sales, general & administrative expenses	(103,341)	8,660	(94,681)
Operating loss	(175,511)	—	(175,511)
Loss for the financial year	(188,030)	—	(188,030)

The reclassifications also had an immaterial impact on the Consolidated Statement of Profit and Loss for the year ended December 31, 2019, which is not shown in the table above.